Leases (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Expense for leases under the low value exemption		€ 197	€ 191	€ 185
Expense for variable lease payments not included in measurement of lease liabilities		0	0	292
Depreciation expense on right-of-use assets and interest expense on lease liabilities		12,406	10,909	6,269
Rent concessions on leases		0	0	56
Non-current lease liabilities		40,483	49,518	16,817
Current lease liabilities		9,282	8,155	5,189
Cash outflow for leases		7,924	4,059	5,425
Rent cash deposits		1,431	552
Interest expense on lease liabilities		€ 2,916	2,417	€ 612
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Period during which extension options on some property leases are exercisable before end of non-cancellable contract period		1 year
Office space lease, Shanghai, China
Disclosure of quantitative information about right-of-use assets [line items]
Additional lease liabilities	€ 124
Additional right-of-use assets	€ 124
All extension options for current leases are exercised | Property Leases
Disclosure of quantitative information about right-of-use assets [line items]
Additional lease liabilities		€ 42,200
Other non-current assets
Disclosure of quantitative information about right-of-use assets [line items]
Rent cash deposits		€ 1,431	€ 552